Schedule of lease liabilities by classification (Details) $ in Thousands	Jun. 08, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities		$ 1,028	₨ 75,182,000	₨ 61,267,000
Non-current lease liabilities		$ 5,849	427,786,000	478,361,000
Total	₨ 136,738		₨ 502,968,000	₨ 539,628,000	₨ 210,130,000